GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2013
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS [Abstract]
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS
NOTE 12:-	GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS

The Company's business is currently comprised of one operating segment, the research, development and commercialization of therapeutic and product candidates. The nature of the products and services provided by the Company and the type of customers for these products and services are similar. Operations in Israel and the United States include research and development, sales and business development. The Company follows ASC 280, "Segment Reporting."  Total revenues are attributed to geographic areas based on the location of the end customer.

The following represents the total revenue for the years ended December 31, 2013, 2012 and 2011 and long-lived assets as of December 31, 2013 and 2012:

	Year ended December 31,
	2013	2012	2011
Revenue from sales to customers:

Israel	$260	$242	$-
Europe	3,289	-	-

Total revenue	$3,549	$242	$-

	December 31,
	2013	2012
Long-lived assets:

Israel	$567	$483
United States	641	767

Total long-lived assets	$1,208	$1,250

	Year ended December 31,
	2013	2012	2011
Sales to a single customer exceeding 10%:

Customer A	93%	100%	-